Major restructuring costs - Summary of Major restructuring charges from continuing operations by programme (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of restructuring costs [line items]
Cash	£ 307	£ 263
Non-cash	46	119
Total	353	382
Separation restructuring programme
Disclosure of restructuring costs [line items]
Cash	200	199
Non-cash	36	117
Total	236	316
Significant acquisitions
Disclosure of restructuring costs [line items]
Cash	59	65
Non-cash	1	1
Total	60	66
Legacy programmes
Disclosure of restructuring costs [line items]
Cash	48	(1)
Non-cash	9	1
Total	£ 57	£ 0